Basic and Diluted Net Loss per Share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of Basic Loss per Share and Diluted Loss per Share
Basic loss per share and diluted loss per share have been calculated in accordance with ASC 260 on computation of earnings per share for the years ended December 31, 2018, 2019 and 2020 as follows:

	Year ended December 31, 2018	Year ended December 31, 2019	Year ended December 31, 2020
Numerator:
Net loss attributable to Qutoutiao Inc.	(1,942,571,687)	(2,688,680,705)	(1,104,438,841)
Accretion on Series A convertible redeemable preferred shares redemption value	(15,718,213)	—	—
Accretion on Series A1 convertible redeemable preferred shares redemption value	(4,840,875)	—	—
Accretion on Series B1 convertible redeemable preferred shares redemption value	(37,001,459)	—	—
Accretion on Series B2 convertible redeemable preferred shares redemption value	(31,800,587)	—	—
Accretion on Series B3 convertible redeemable preferred shares redemption value	(12,312,158)	—	—
Accretion on Series C1 convertible redeemable preferred shares redemption value	(133,451)	—	—
Deemed dividend to preferred shareholders (Note 15)	(1,916,871)	—	—
Accretion on redemption value of Series A convertible redeemable preferred shares of a subsidiary (Note 21)	(978,201)	(12,171,842)	(13,509,457)
Accretion on redemption value of Series B convertible redeemable preferred shares of a subsidiary (Note 21)	—	(8,376,190)	(33,187,330)
Accretion on redemption value of Series C convertible redeemable preferred shares of a subsidiary (Note 21)	—	—	(1,579,984)
Gains on repurchase of convertible redeemable preferred shares (Note 15)	18,332,152	—	—
Gains on repurchase of convertible redeemable preferred shares of a subsidiary (Note 21)	—	—	14,841,680
Net loss attributable to ordinary shareholders-Basic and diluted	(2,028,941,350)	(2,709,228,737)	(1,137,873,932)

Denominator:
Denominator for basic and diluted loss per share Weighted- average ordinary shares outstanding
Basic and diluted	38,507,184	68,749,981	72,513,077
Basic and diluted loss per share	(52.69)	(39.41)	(15.69)

Denominator for basic and diluted loss per ADS Weighted-average ADS outstanding
Basic and diluted	154,028,736	274,999,924	290,052,308
Basic and diluted loss per ADS	(13.17)	(9.85)	(3.92)

Schedule of Potential Ordinary Shares Excluded from Computation of Diluted Net Loss per Ordinary Share
The following potential ordinary shares were excluded from the computation of diluted net loss per ordinary share for the periods presented because including them would have had an anti-dilutive effect:

	Year ended December 31,
	2018	2019	2020
Preferred shares — weighted average	10,134,756	—	—
Share options — weighted average	6,350,735	4,119,918	1,353,808
Restricted shares — weighted average	6,976,785	—	—